Details of Significant Accounts - Schedule of Inventories (Details) - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Details of Significant Accounts - Schedule of Inventories (Details) [Line Items]
Cost	$ 57,415	$ 59,861	$ 74,520
Allowance for valuation loss	(41,114)	(43,900)	(36,400)
Book value	16,301	15,961	38,120
Raw materials [Member]
Details of Significant Accounts - Schedule of Inventories (Details) [Line Items]
Cost	7,094	7,713	8,500
Allowance for valuation loss	(4,794)	(5,622)	(4,725)
Book value	2,300	2,091	3,775
Work in progress [Member]
Details of Significant Accounts - Schedule of Inventories (Details) [Line Items]
Cost	18,213	17,909	19,148
Allowance for valuation loss	(13,566)	(13,086)	(11,906)
Book value	4,647	4,823	7,242
Finished goods [Member]
Details of Significant Accounts - Schedule of Inventories (Details) [Line Items]
Cost	32,108	34,239	46,872
Allowance for valuation loss	(22,754)	(25,192)	(19,769)
Book value	$ 9,354	$ 9,047	$ 27,103